2. Business Acquisition and Contingent Consideration: Schedule of Business Acquisitions, by Acquisition (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Business Acquisitions, by Acquisition
Cash	$ 2,535,610
Fair value of contingent consideration	1,126,505
Total consideration	$ 3,662,115